Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [line items]
Balances with related parties	$ 48,962	$ 42,433
Amounts owed to officers [Member]
Disclosure of transactions between related parties [line items]
Balances with related parties	29,498	29,666
Amounts owed to directors [Member]
Disclosure of transactions between related parties [line items]
Balances with related parties	$ 19,464	$ 12,767